Disposals and impairment - Schedule of amounts recognized in the income statement in respect of disposals and impairments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Gains on sale of businesses and fixed assets	$ 987	$ 678	$ 369
Losses on sale of businesses and fixed assets, and closures	642	1,806	156
Impairment losses	5,529	5,633	5,747
Impairment reversals	(134)	(444)	(46)
Impairment and losses on sale of businesses and fixed assets, and closures	6,037	6,995	5,857
gas & low carbon energy
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Gains on sale of businesses and fixed assets	258	297	19
Losses on sale of businesses and fixed assets, and closures	410	303	9
Impairment losses	4,146	3,310	2,213
Impairment reversals	(108)	(44)	(1)
oil production & operations
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Gains on sale of businesses and fixed assets	407	144	297
Losses on sale of businesses and fixed assets, and closures	110	19	5
Impairment losses	454	1,155	1,840
Impairment reversals	(12)	(384)	(26)
customers & productsa
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Gains on sale of businesses and fixed assets	317	190	44
Losses on sale of businesses and fixed assets, and closures	118	1,457	143
Impairment losses	926	1,144	1,614
Impairment reversals	(14)	(1)	0
other businesses & corporate
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Gains on sale of businesses and fixed assets	5	47	9
Losses on sale of businesses and fixed assets, and closures	4	27	(1)
Impairment losses	3	24	80
Impairment reversals	$ 0	$ (15)	$ (19)